Net Sales and Revenue Recognition	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Net Sales and Revenue Recognition	Net Sales and Revenue Recognition
Arrangements Resulting in Net Reporting
As part of the Company’s FluidcareTM business, certain third-party product sales to customers are managed by the Company. The Company transferred third-party products under arrangements resulting in net reporting of $83.8 million, $71.7 million and $42.5 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Customer Concentration
A significant portion of the Company’s revenues are realized from the sale of process fluids and services to manufacturers of steel, aluminum, automobiles, aircraft, industrial equipment, and durable goods. During the year ended December 31, 2022, the Company’s five largest customers (each composed of multiple subsidiaries or divisions with semiautonomous purchasing authority) accounted for approximately 11% of consolidated net sales, with its largest customer accounting for approximately 3% of consolidated net sales.
Contract Assets and Liabilities
The Company had no material contract assets recorded on its Consolidated Balance Sheets as of December 31, 2022 and 2021.
The Company had approximately $5.7 million and $7.0 million of deferred revenue as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, respectively, the Company satisfied all of the associated performance obligations and recognized into revenue the advance payments received and recorded as of December 31, 2021 and 2020, respectively.
Disaggregated Revenue
The Company sells its various industrial process fluids, its specialty chemicals and its technical expertise as a global product portfolio. The Company generally manages and evaluates its performance by segment first, and then by customer industry, rather than by individual product lines. Also, net sales of each of the Company’s major product lines are generally spread throughout all three of the Company’s geographic regions, and in most cases, approximately proportionate to the level of total sales in each region.
The following tables present disaggregated information regarding the Company’s net sales, first by major product lines that represent more than 10% of the Company’s consolidated net sales for any of the years ended December 31, 2022, 2021 and 2020, and followed then by a disaggregation of the Company’s net sales by segment, geographic region, customer industry, and timing of revenue recognized for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Metal removal fluids	22.9%	23.4%	23.9%
Rolling lubricants	20.8%	22.2%	21.8%
Hydraulic fluids	14.1%	13.6%	13.3%

	Net sales for the year ending December 31, 2022
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$252,513	$137,767	$214,377	$604,657
Metalworking and other	694,003	424,741	220,184	1,338,928
	$946,516	$562,508	$434,561	$1,943,585

Timing of Revenue Recognized
Product sales at a point in time	$902,969	$551,013	$393,931	$1,847,913
Services transferred over time	43,547	11,495	40,630	95,672
	$946,516	$562,508	$434,561	$1,943,585

	Net sales for the year ending December 31, 2021
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$210,340	$141,950	$207,160	$559,450
Metalworking and other	551,871	422,178	227,659	1,201,708
	$762,211	$564,128	$434,819	$1,761,158

Timing of Revenue Recognized
Product sales at a point in time	$726,229	$525,623	$420,003	$1,671,855
Services transferred over time	35,982	38,505	14,816	89,303
	$762,211	$564,128	$434,819	$1,761,158

	Net sales for the year ending December 31, 2020
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$163,135	$107,880	$168,096	$439,111
Metalworking and other	443,908	348,059	186,599	978,566
	$607,043	$455,939	$354,695	$1,417,677

Timing of Revenue Recognized
Product sales at a point in time	$570,152	$417,725	$341,104	$1,328,981
Services transferred over time	36,891	38,214	13,591	88,696
	$607,043	$455,939	$354,695	$1,417,677